Acquisitions (Tables)	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of Net Assets Acquired and Liabilities Assumed
The following table summarizes the Level 3 fair values assigned to the net assets acquired and liabilities assumed as of the October 11, 2013 acquisition date:

(in thousands)	Ridgeline
Fair value of consideration transferred:
Cash consideration	$39,787
Fair value of assets acquired and liabilities assumed:
Accounts receivable	3,445
Inventories	2,510
Intangible assets	15,890
Fixed assets	10,551
Accounts payable	(2,218)
Net assets acquired	30,178
Excess purchase price attributed to goodwill acquired	$9,609
The following table summarizes the Level 3 fair values assigned to the net assets acquired and liabilities assumed as of the acquisition date:

(in thousands)	APPI	SCI
Fair value of consideration transferred:
Cash consideration	$6,572	$23,837
Fair value of assets acquired and liabilities assumed:
Accounts receivable	1,813	4,302
Inventories	1,850	5,500
Intangible assets	480	10,600
Fixed assets	2,907	46
Accounts payable	(1,057)	(690)
Other	(808)	155
Net assets acquired	5,185	19,913
Excess purchase price attributed to goodwill acquired	$1,387	$3,924

Schedule of Fair Value of Amortizable Intangible Assets
The following table summarizes the fair value of amortizable intangible assets as of the acquisition dates:

	APPI		SCI
($ in thousands)	Fair Value	Weighted Average Useful Life (Years)	Fair Value	Weighted Average Useful Life (Years)
Amortizable intangible assets:
Customer relationships	$300	10	$7,900	8
Other	180	4	2,700	14
Total amortizable intangible assets	$480		$10,600
The following table summarizes the fair value of amortizable intangible assets as of the acquisition date:

	Ridgeline
($ in thousands)	Fair Value	Weighted Average Useful Life (Years)
Amortizable intangible assets:
Customer relationships	$15,600	10
Other	290	2
Total amortizable intangible assets	$15,890